Stockholders' Deficit - Schedule of Time-Based Restricted Stock Awards (Detail) - Restricted stock - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested awards outstanding, beginning balance, shares	48,637	0
Awards granted, shares	30,000	56,693
Awards vested and issued, shares	(47,658)	(6,093)
Awards forfeited, shares	(979)	(1,963)
Non-vested awards outstanding, ending balance, shares	30,000	48,637